Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0000773840
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Honeywell International Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY
Honeywell 401(k) Plan [Member]
Document Information Line Items
Entity Central Index Key	0000773840
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Honeywell International Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY